03051357

ES
;E COMMISSION
Wasnington, D.C. 20549

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OFFICIAL USE
FILE NO.
DOC. SEQ. NO.
EFFECTIVE DATE

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-6061 2. Full name of registrant: PHI SERVICE COMPANY

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *No. and street* 701 Ninth Street, NW, *City* Washington *State* DC *Zip Code* 20068

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration.

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. September 15, 2003

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-l, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 1st *day of* October, 2003

PHI Service Company
(Name of transfer agent)

[signature]
(Manual signature of principal officer or duly authorized principal)

Ellen Sheriff Rogers
(Printed name of principal officer or duly authorized principal).

Corporate Secretary
(Title)

(202) 872-3526
(Telephone number)

SEC 1669 (7-02))

INSTRUCTIONS FOR USE OF FORM TA-W

1. Form TA-W is to be used by those transfer agents registered with the Commission to withdraw from registration as a transfer agent.

   In accordance with the rules adopted by the Securities and Exchange Commission, notice to withdraw from registration filed by a transfer agent shall become effective on the 60th day after the filing thereof with the Commission or within such shorter period of time as the Commission may determine. If a notice to withdraw from registration is filed with the Commission any time subsequent to the date of issuance of an order instituting proceedings pursuant to Section 17A(c)(3)(A), or if prior to the effective date of the notice of withdrawal the Commission institutes such a proceeding or a proceeding to impose terms and conditions upon such withdrawal, the notice of withdrawal shall not become effective except at such time and upon such terms and conditions as the Commission deems necessary or appropriate in the public interest, for the protection of investors, or in furtherance of the purposes of Section 17A.

2. Before registrations may be withdrawn, transfer agents are required to file three completed copies of Form TA-W with the Securities and Exchange Commission, Washington, D.C. 20549. An exact copy of Form TA-W should be retained for your records.

3. Copies of Form TA-W may be duplicated and are acceptable for filing provided they are legible, of type size identical to that in the Form and on good quality, unglazed, white paper, 8 $^1/_2$ x 11 $^1/_2$ inches in size.

4. All copies of the Form filed shall be executed with an original, manual signature at Item 12. If Form TA-W is filed by a corporation, it shall be signed in the name of the corporation by a duly authorized principal officer; if it is filed other than by a corporation, it shall be signed by a duly authorized principal of the organization filing the Form.

5. Individuals' names, except the executing signature, must be given in full, and all other items must be answered in full.

6. If the space provided for any answer is insufficient, the complete answer must be prepared on an additional page under a heading that includes "Answer to Item ." Each such page shall contain the name and file number of the registrant and shall be attached to the Form. Reference thereto must be made on Form TA-W under the item.

7. A Form TA-W which is not completed and signed properly may be returned as not acceptable for filing. Acceptance of this Form, however, does not mean that the Commission has found that it has been filed as required or that the information submitted therein is true, correct or complete.

8. Definitions. Unless the context clearly indicates otherwise, all terms used in this Form have the same meanings as in the Securities Exchange Act of 1934 and in the General Rules and Regulations of the Commission thereunder *(17 Code of Federal Regulations 240)*, and the term "registrant" means the entity on whose behalf Form TA-W is filed.

9. Under Sections 17, 17A(c) and (23)(a) of the Act and the rules and regulations thereunder, the Securities and Exchange Commission is authorized to solicit from registered transfer agents the information required to be supplied by this Form. Disclosure to the Commission of the information requested in Form TA-W is a prerequisite to the processing of a notice of withdrawal of registration as a transfer agent. The information will be used for the principal purpose of enabling the Commission to determine whether it is necessary or appropriate in the public interest, for the protection of investors, or in furtherance of the purposes of Section 17A of the Act that the withdrawal be denied, postponed or subject to specific terms and conditions. Information supplied on this Form will be included routinely in the public files of the Commission and will be available for inspection by any interested person.

PHI Service Company
File Number 84-6061

Answer to Item 5.

Effective September 15, 2003, PHI Service Company (file number 84-6061) outsourced its Transfer Agent functions to Wachovia Bank, NA. As of the effective date, Wachovia Bank assumed responsibility as principal record keeper and transfer agent for PHI Service Company.

Answer to Item 9.

Pepco Holdings, Inc.
Common Stock Par Value $.01

Potomac Electric Power Company

Preferred Stock:
$2.44 Series of 1957
$2.46 Series of 1958
$2.28 Series of 1965
$3.40 Series of 1992
Pepco financing trust - $25 per share, 7.375%

Wachovia Bank, NA is a registered transfer agent pursuant to the Act.

Successor transfer agent:
Wachovia Bank, NA
Equity Services Group
NC1153
Myron Gray, Vice President – Manager
1525 West W. T. Harris
Boulevard, 3C3
Charlotte, NC 28288-1153

Answer to Item 10.

Custody and Possession of records:
Wachovia Bank, NA
Equity Services Group
NC1153
Myron Gray, Vice President – Manager
1525 West W. T. Harris
Boulevard, 3C3
Charlotte, NC 28288-1153